POST-RETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2017
Employee Benefits [Abstract]
Post-employment amounts
The weighted average duration of the defined benefit obligation is 10 years (2016: 10 years).

	Less than a year	Between 1-2 years	Between 2-5 years	Over 5 years	Total
Pension benefits	$18	$19	$54	$313	$404
Other post-retirement benefits	1	1	2	6	10
At December 31, 2016	$19	$20	$56	$319	$414
Pension benefits	14	14	39	200	267
Other post-retirement benefits	1	1	2	5	9
At December 31, 2017	$15	$15	$41	$205	$276
The amounts recognized in the balance sheet are determined as follows:

For the years ended December 31	2017	2016
Present value of funded obligations	$122	$198
Fair value of plan assets	(134)	(191)
(Surplus) deficit of funded plans	($12)	$7
Present value of unfunded obligations	54	59
Total deficit of defined benefit pension plans	$42	$66
Impact of minimum funding requirement/asset ceiling	—	—
Liability in the balance sheet	$42	$66
The table below outlines where the Company’s post-employment amounts and activity are included in the financial statements:

For the years ended December 31	2017	2016
Balance sheet obligations for:
Defined pension benefits	$42	$66
Other post-retirement benefits	6	6
Liability in the balance sheet	$48	$72
Income statement charge included income statement for:
Defined pension benefits	$1	$4
Other post-retirement benefits	—	—
	$1	$4
Measurements for:
Defined pension benefits	$23	$11
Other post-retirement benefits	—	—
	$23	$11

Significant actuarial assumptions
The significant actuarial assumptions were as follows:

As at December 31	Pension Plans 2017	Other Post-Retirement Benefits 2017	Pension Plans 2016	Other Post-Retirement Benefits 2016
Discount rate	2.90-3.95%	3.75%	2.10-3.90%	3.70%